Trade and other payables - Summary of Trade and Other Payables (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021 [1]
Trade and other payables [abstract]
Trade payables	£ 15.8	£ 12.9
Accruals	36.3	28.1
Deferred income	7.3	6.6
Other taxes and social security	1.9	3.0
Other payables	6.5	18.4
Trade and other payables	£ 67.8	£ 69.0

[1]	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.